Operating Lease (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating lease [Abstract]
Lease term	two
Lessor lease term	three
Operating lease expenses	$ 55,312	$ 59,178